Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets [Abstract]
Outstanding amount	$ 5,053,604
Forfeited amount	5,250,000
Gain from net transaction	196,396
Intangible asset	$ 1,000,000